RELATED PARTY TRANSACTIONS - Summary of transactions with and amounts due from and due to related parties (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Loans to related party	¥ 130,722,000	$ 18,777
China Smartpay
Related Party Transaction [Line Items]
Loans	119,924,000	$ 17,225
Loans to related party	¥ 124,862,000
Interest Rate On Loan Receivable	8.00%	8.00%
Interest receivable	¥ 4,938,000
Principal Amount Due From Related Parties	119,924,000
SG Fintech
Related Party Transaction [Line Items]
Loans	¥ 598,000	$ 86
Interest Rate On Loan Receivable	0.50%	0.50%
Loan pricipal amount	¥ 598
Interest receivable	¥ 1